UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21125______

_______BlackRock California Municipal Income Trust II_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock California Municipal Income Trust II

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock California Municipal Income Trust II (BCL)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.3%
			California—151.8%
			Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
AAA	$15,000		Zero Coupon, 9/01/34	No Opt. Call	$ 3,518,700
AAA	10,000		Zero Coupon, 9/01/36	No Opt. Call	2,124,400
A	8,000		California, GO, 5.50%, 11/01/33	11/13 @ 100	8,904,000
AAA	6,000		Corona Norco Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. No. 98-1 Proj.,
			5.10%, 9/01/32, AMBAC	09/12 @ 100	6,276,660
A	6,000	[3]	Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/21	05/12 @ 101	6,539,280
			Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	6,550		Zero Coupon, 1/15/30	01/10 @ 30.966	1,540,953
AAA	15,470		Ser. A, Zero Coupon, 1/01/26	ETM	6,097,810
AAA	4,890		Ser. A, Zero Coupon, 1/01/30	ETM	1,536,389
			Golden St. Tobacco Sec. Corp.,
BBB	2,900		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,114,832
BBB	11,100		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	12,086,235
A-	5,650		Ser. B, 5.50%, 6/01/43	06/13 @ 100	6,050,133
A-	3,000		Ser. B, 5.625%, 6/01/38	06/13 @ 100	3,269,130
			Infrastructure & Econ. Dev., Ser. A,
AAA	6,100		Bay Area Toll Brdgs., 5.00%, 7/01/36, AMBAC	07/13 @ 100	6,439,709
A+	1,735		Kaiser Hosp. Asst. LLC Proj., 5.55%, 8/01/31	08/11 @ 102	1,855,721
AAA	2,500		Rand Corp. Proj., 5.25%, 4/01/42, AMBAC	04/12 @ 100	2,648,175
AAA	5,000		La Quinta Redev. Agcy. Tax Alloc., Redev. Proj. Area No. 1, 5.125%, 9/01/32, AMBAC	09/12 @ 102	5,311,600
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR4	1,490		5.90%, 6/01/27	06/13 @ 100	1,518,876
NR4	2,680		6.00%, 6/01/35	06/13 @ 100	2,756,595
AAA	5,500		Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,743,210
B-	1,785		Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24	12/12 @ 102	1,873,268
A	3,500		Mobilehome Park Fin. Auth., Palomar Estates East & West Proj., Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,663,310
			Oxnard Impvt. Bond, Dist. No. 1 Spec. Assmt., 1 Rice Ave. Proj.,
NR	1,910		5.625%, 9/02/27	09/05 @ 103	1,935,651
NR	1,905		5.70%, 9/02/32	09/05 @ 103	1,930,737
BBB	1,180		Poll. Ctrl. Sld. Wst., Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	1,214,975
			Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6 Proj.,
NR	1,500		5.50%, 9/01/25	09/10 @ 102	1,515,645
NR	1,700		5.60%, 9/01/33	09/10 @ 102	1,721,250
BBB	2,470		Rohnert Park Fin. Auth., Rancho Feliz Mobile Home Park Proj., Ser. A, 5.625%, 9/15/28	09/13 @ 100	2,488,451
AAA	5,000		Sacramento City Fin. Auth., Cap. Impvt. Proj., Ser. A, 5.00%, 12/01/32, AMBAC	06/11 @ 100	5,204,650
NR	6,000		San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	6,084,660
AAA	8,665		San Diego Unified Sch. Dist., Ser. D, 5.25%, 7/01/23, FGIC	07/12 @ 101	9,711,472
NR	5,000		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj.,
			6.25%, 8/01/33	08/11 @ 101	5,201,050
AAA	30,000		San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev. Proj., Ser. A, Zero Coupon,
			1/15/34, MBIA	No Opt. Call	7,159,200
NR	8,000		San Jose Multi-Fam. Hsg., Helzer Courts Apts. Proj., Ser. A, 6.40%, 12/01/41	12/09 @ 102	7,758,800
			Santa Clarita Facs. Dist., Valencia Town Ctr. Proj.,
NR	1,640		5.80%, 11/15/25	11/10 @ 102	1,679,852
NR	1,500		5.85%, 11/15/32	11/10 @ 102	1,542,750
AAA	2,685		Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	1,019,709
BBB	2,200		So. Tahoe Joint Pwr. Fin. Auth., So. Tahoe Redev. Proj. 1-A, 5.45%, 10/01/33	10/13 @ 100	2,289,408
			Statewide Cmnty. Dev. Auth.,
A+	5,000		Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,305,450
A	7,000		Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,447,580
AA-	8,000		Sutter Hlth. Oblig Corp. Proj., Ser. B, 5.50%, 8/15/34	08/12 @ 100	8,471,680
BBB	1,600		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12 @ 100	1,579,424
NR	2,000		Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1 Proj., Ser. B, 5.60%, 9/01/29	09/12 @ 101	2,046,860
AAA	2,000		Univ. of California, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,109,920
NR	1,170		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	1,234,561
NR	2,000[5]		Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,145,740

					181,668,461

BlackRock California Municipal Income Trust II (BCL) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Multi-State—3.5%
			Charter Mac Equity Issuer Trust,
A3	$ 500	[6]	Ser. A, 5.75%, 4/30/15	No Opt. Call	$ 525,405
A3	1,000	[6]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,067,190
Baa1	1,500	[6]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,575,330
Baa1	1,000	[6]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,062,970

					4,230,895

			Total Long-Term Investments (cost $172,306,508)		185,899,356

			SHORT-TERM INVESTMENTS—3.0%
			California—2.5%
A-1+	3,000	[7]	Econ. Recovery, Ser. C-5, 2.86%, 6/01/05, FRDD	N/A	3,000,000

	Shares
	(000)

			Money Market Fund—0.5%
	550		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	550,000

			Total Short-Term Investments (cost $3,550,000)		3,550,000

			Total Investments—158.3% (cost $175,856,5088)		$189,449,356
			Other assets in excess of liabilities—1.8%		2,227,423
			Preferred shares at redemption value, including dividends payable—(60.1)%		(71,969,907)

			Net Assets Applicable to Common Shareholders—100%		$119,706,872

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Securities, or a portion thereof, pledged as collateral with a value of $1,089,880 on 718 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $81,324,719, with an unrealized loss of $945,099.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2005, the Trust held 3.5% of it nets assets, with a current market value of $4,230,895, in securities restricted as to resale.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is as of May 31, 2005.
[8]	Cost for Federal income purposes is $175,844,254. The net unrealized appreciation on a tax basis is $13,605,102 consisting of $13,866,302 gross unrealized appreciation and $261,200 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FRDD	— Floating Rate Daily Demand
AMBAC	— American Municipal Bond Assurance Corporation	FSA	— Financial Security Assurance
ETM	— Escrowed to Maturity	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock California Municipal Income Trust II___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005